United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2993

(Investment Company Act File Number)

Edward Jones Money Market Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/09

Date of Reporting Period:  Quarter ended 5/31/08

Item 1.                      Schedule of Investments
Edward Jones Money Market Fund

Portfolio of Investments

May 31, 2008 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES—47.9%
$96,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 2.584%, 6/8/2008	$96,000,000
5,312,800,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 2.120% - 2.889%, 6/2/2008 - 8/26/2008	5,313,039,581
1,821,220,000		Federal Home Loan Bank System Notes, 2.250% - 5.250%, 6/6/2008 - 6/4/2009	1,821,109,117
527,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 2.110% - 3.845%, 6/13/2008 - 9/22/2008	524,486,145
639,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 2.313% - 2.599%, 6/9/2008 - 6/28/2008	639,415,198
303,000,000		Federal Home Loan Mortgage Corp. Notes, 2.375% - 4.370%, 12/26/2008 - 4/2/2009	302,993,180
73,500,000	[2]	Federal National Mortgage Association Discount Notes, 2.090%, 11/24/2008	72,748,993
600,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 2.060% - 2.747%, 6/2/2008 - 7/25/2008	599,917,256
		TOTAL GOVERNMENT AGENCIES	9,369,709,470
		REPURCHASE AGREEMENTS—51.5
65,000,000	[3]	Interest in $190,000,000 joint repurchase agreement 2.08%, dated 5/7/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $190,669,644 on 7/7/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $194,091,131.	65,000,000
75,000,000	[3]	Interest in $190,000,000 joint repurchase agreement 2.12%, dated 4/28/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $191,007,000 on 7/28/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $194,188,031.	75,000,000
600,000,000		Interest in $5,750,000,000 joint repurchase agreement 2.17%, dated 5/30/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $5,751,039,792 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2029 and the market value of those underlying securities was $5,866,060,703.	600,000,000
1,000,000,000		Interest in $2,156,000,000 joint repurchase agreement 2.34%, dated 5/30/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,156,420,420 on 6/2/2008. The securities provided as collateral at the end of the period were a U.S. Treasury and U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $2,199,548,909.	1,000,000,000
950,000,000		Interest in $3,300,000,000 joint repurchase agreement 2.34%, dated 5/30/2008 under which Bank of America N.A. will repurchase securities provided as collateral for $3,300,643,500 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $3,366,000,000.	950,000,000
310,000,000	[3]	Interest in $800,000,000 joint repurchase agreement 2.05%, dated 5/1/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $802,687,778 on 6/30/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $821,811,836.	310,000,000
292,000,000	[3]	Interest in $780,000,000 joint repurchase agreement 2.05%, dated 5/2/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $782,487,333 on 6/30/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2038 and the market value of those underlying securities was $801,679,011.	292,000,000
185,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 2.05%, dated 5/7/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,939,583 on 6/9/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2038 and the market value of those underlying securities was $513,329,683.	185,000,000
950,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.33%, dated 5/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,000,388,333 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/19/2017 and the market value of those underlying securities was $2,040,396,619.	950,000,000
950,000,000		Interest in $4,500,000,000 joint repurchase agreement 2.33%, dated 5/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,500,873,750 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $4,590,891,226.	950,000,000
480,000,000	[3]	Interest in $1,260,000,000 joint repurchase agreement 2.10%, dated 4/30/2008 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $1,262,425,500 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/24/2042 and the market value of those underlying securities was $1,300,071,560.	480,000,000
976,000,000		Interest in $2,350,000,000 joint repurchase agreement 2.37%, dated 5/30/2008 under which Credit Suisse First Boston LLC will repurchase securities provided as collateral for $2,350,464,125 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2038 and the market value of those underlying securities was $2,420,506,878.	976,000,000
250,000,000	[3]	Interest in $700,000,000 joint repurchase agreement 2.05%, dated 5/12/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $701,355,278 on 6/16/2008. The securities provided as collateral at the end of the period were a U.S. Treasury and U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $715,615,574.	250,000,000
739,000,000		Interest in $2,500,000,000 joint repurchase agreement 2.35%, dated 5/30/2008 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,500,489,583 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/25/2037 and the market value of those underlying securities was $2,575,059,686.	739,000,000
130,000,000	[3]	Interest in $340,000,000 joint repurchase agreement 2.415%, dated 2/13/2008 under which Greenwich Capital Markets, Inc. will repurchase securities provided as collateral for $343,968,650 on 8/6/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/1/2038 and the market value of those underlying securities was $347,822,581.	130,000,000
297,711,000		Interest in $3,000,000,000 joint repurchase agreement 2.34%, dated 5/30/2008 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,585,000 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2048 and the market value of those underlying securities was $3,081,091,392.	297,711,000
916,000,000		Interest in $1,500,000,000 joint repurchase agreement 2.34%, dated 5/30/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,500,292,500 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2048 and the market value of those underlying securities was $1,530,002,149.	916,000,000
916,000,000		Interest in $2,000,000,000 joint repurchase agreement 2.33%, dated 5/30/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,388,333 on 6/2/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/1/2038 and the market value of those underlying securities was $2,051,056,040.	916,000,000
		TOTAL REPURCHASE AGREEMENTS	10,081,711,000
		TOTAL INVESTMENTS—99.4% (AT AMORTIZED COST)[4]	19,451,420,470
		OTHER ASSETS AND LIABILITIES – NET—0.6%[5]	108,256,469
		TOTAL NET ASSETS—100%	$19,559,676,939

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note:     The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	19,451,420,470
Level 3 – Significant Unobservable Inputs	0
Total	$19,451,420,470

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Edward Jones Money Market Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008